Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares issued (in shares)	204,435,333	204,210,731
Common stock, shares outstanding (in shares)	204,435,333	204,210,731